ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET

13.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net, consist of the following:

	As of December 31,
	2014				2015
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount

Audio-vision programming and broadcasting qualification	$224	$(38)	$(186)	$-	$214	$(37)	$(177)	$-
Customer relationships	771	(771)	-	-	739	(739)	-	-
Contract backlog	1,612	(1,612)	-	-	1,544	(1544)	-	-
Concession agreements	8,502	(7,351)	(630)	521	10,459	(7,531)	(603)	2,325
Non-compete agreements	190	(180)	(10)	-	182	(172)	(10)	-

	$11,299	$(9,952)	$(826)	$521	$13,138	$(10,023)	$(790)	$2,325

The amortization expense for the years ended December 31, 2013, 2014 and 2015 were $692, $462 and $505, respectively. During fiscal years 2016, 2017, 2018, 2019 and thereafter, the Group expects to record amortization expenses for definite-lived intangible assets of $507, $507, $507, $386 and $418, respectively.